BARRETT
--------------------------------------------------------------------------------
                                   GROWTH FUND

LETTER TO SHAREHOLDERS JANUARY 31, 2000

Dear Fellow Shareholders:


We are happy to report that the Barrett Growth Fund had a very successful first year. The Fund appreciated by 33.53% in 1999, significantly better than the 21.04% return of the S&P 500. Our strategy of buying strong companies with rising sales and earnings was well rewarded. The results for the fourth quarter and year are shown below:


                                     TOTAL RETURN               SINCE INCEPTION
                           FOURTH QUARTER        FULL YEAR         12/29/98
   BARRETT GROWTH FUND         +27.55%            +33.53%           33.80%
   S&P 500 Index               +14.88%            +21.04%           19.25%


THE YEAR IN REVIEW

Last year was a terrific one for growth investors. All the major stock indexes closed the year at new highs. The economy has produced the longest economic expansion in modern history. Corporate earnings are robust yet inflation is low. Investors continue to enjoy the greatest bull market in history.

While the performance of the stock averages was strong, the averages themselves do not tell the whole story. The median stock in the S&P 500 was up less than 1% in 1999--so one had to be in the right stocks. The best performing groups were Technology and Telecommunications. We have been overweighted in these areas because of our focus on companies with solid growth prospects.

The Internet became the rage in 1999. Much of the excitement came from newly minted companies with no earnings. We see a revolution taking place but, based on our disciplines, have decided to own only established companies with earnings such as Cisco, Oracle, Network Appliance and AOL, that should benefit from rapid growth in this area. Another major trend in the stock market last year was the massive number of corporate mergers and acquisitions. This activity tends to push up stock prices. Global mergers and acquisitions will continue as companies strive to increase market share and cut costs.

THE YEAR AHEAD

As we enter the new Millennium, the economy continues to grow at a rapid rate. Our main worry is that the Federal Reserve will be compelled to raise interest rates several more times. This could have a negative effect on the stock market. Rising interest rates could cause price/earnings multiples to contract despite the strength in corporate earnings. But as long as productivity and low inflation continue, we think that the bull market is intact, though we could get stock price corrections at any time. Our focus is on the long-term and how to best take advantage of periodic opportunities in our favored companies.

THE PORTFOLIO

The Barrett Growth Fund is a diversified stock fund with investments in a number of growing sectors. Our objective is to own companies that are growing 50% faster than those in the S&P 500. Here is a breakdown of the sector weightings:



PIE CHART:
AS OF 12/31/99, FIGURES AS A PERCENT OF EQUITIES

Financial Services                  16%
Software & Electronics              22%
Health Care                         12%
Consumer Products & Services        12%
Telecom Services & Equipment        14%
Information Services                11%
Energy                               5%
Basic Industry                       8%

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                                     BARRETT
--------------------------------------------------------------------------------
                                   GROWTH FUND

The SOFTWARE AND ELECTRONIC, INFORMATION SERVICES and TELECOM SERVICES AND EQUIPMENT sectors hold enormous promise for high returns over the next five years. HEALTHCARE underperformed in 1999 but we see a strong rebound in 2000 as earnings growth progresses. FINANCIAL SERVICES will get going once interest rates peak. CONSUMER PRODUCTS AND SERVICES will move ahead even if there is an economic slowdown. Though we have not made a large commitment to BASIC INDUSTRY, this area helped in 1999 and should benefit from stronger commodity prices in 2000.

The largest holdings in the Fund as of 12/31/99 are:

                LARGEST EQUITY POSITIONS AS PERCENT OF NET ASSETS

Oracle Corporation        5.2%     Computer Associates International, Inc.  3.8%
Cisco Systems, Inc.       4.9%     Microsoft Corporation                    3.6%
Computer Sciences Corp.   4.7%     MCI WorldCom, Inc.                       3.0%
Intel Corporation         4.4%     American International Group, Inc.       2.9%
Network Appliance, Inc.   3.8%     Honeywell International, Inc.            2.9%


We added a number of new investments to the Fund in the last quarter. FIRST DATA is a fast growing computer services firm. It is the largest processor of credit card transactions in the U.S. It also owns Western Union, the best-known money transfer business. We expect First Data to grow its earnings by 13% to 15% per year. The stock sells at only 20x estimated 2001 earnings per share. This is a first-class e-commerce company that has a strong future.

PITNEY BOWES is a name you might recognize. It is the largest manufacturer of mailing systems in the world. It has over two million customers in 118 countries and an under-appreciated e-commerce strategy. A less well-known name is SANMINA. This company is an electronics-manufacturing firm that makes products for other marketers. Many large technology companies like Nokia have become "virtual" manufacturing companies, outsourcing many components to companies such as Sanmina. A major portion of its production goes to the telecommunications industry. We expect Sanmina to grow its earning per share by 30% per year for the foreseeable future.

We also added a beginning position in CHARLES SCHWAB. This company is a leader in financial services and has successfully reinvented itself several times. Schwab is a powerful gatherer of investment assets and will continue to benefit from the flow of money out of banks and into brokers. We expect the company to grow its earnings by 20% per annum for the next few years.

Thank you for choosing the Barrett Growth Fund. Please visit us at our web site, www.barrettassociates.com. If you have any questions, please call toll-free
(877) 363-6333.

Sincerely,


/s/ Robert E. Harvey, CFA
Robert E. Harvey, CFA
President



/s/ Robert J. Voccola, CFA  /s/ Peter H. Shriver, CFA  /s/ Larry W. Seibert, CFA
Robert J. Voccola, CFA      Peter H. Shriver, CFA      Larry W. Seibert, CFA
Lead Portfolio Manager      Portfolio Manager          Portfolio Manager

                                        2

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                                     BARRETT
--------------------------------------------------------------------------------
                                   GROWTH FUND

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1999
(UNAUDITED)

                                              MARKET
   SHARES                                      VALUE
---------                                   --------

            COMMON STOCKS - 98.44%
            BUSINESS SERVICES - 6.05%
    6,500   Automatic Data
             Processing, Inc.            $   350,187
    4,000   Equifax, Inc.                     94,250
    7,000   First Data Corporation           345,188
                                         -----------
                                             789,625
                                         -----------

            COMPUTER SERVICES &
            OUTSOURCING - 4.71%
    6,500   Computer Sciences
             Corporation *                   615,062
                                         -----------

            CONSUMER PRODUCTS - 2.49%
    5,000   Colgate-Palmolive Company        325,000
                                         -----------

            ELECTRONICS - 8.23%
    7,000   Intel Corporation                576,188
    6,000   Network Appliance, Inc. *        498,375
                                         -----------
                                           1,074,563
                                         -----------

            ENERGY - 4.93%
    6,000   Anadarko Petroleum
             Corporation                     204,750
    4,000   BP Amoco Plc ADR                 237,250
    5,000   Halliburton Company              201,250
                                         -----------
                                             643,250
                                         -----------

            FINANCIAL SERVICES - 14.31%
    3,500   American International
             Group, Inc.                     378,437
    6,000   The Charles Schwab
             Corporation                     230,250
    2,500   Fannie Mae                       156,094
    3,200   Franklin Resources, Inc.         102,600



                                              MARKET
   SHARES                                      VALUE
---------                                   --------

            FINANCIAL SERVICES (CONTINUED)
    3,000   The Goldman Sachs
             Group, Inc.                 $   282,563
    3,000   Providian Financial
             Corporation                     273,187
    3,500   State Street Corporation         255,718
    3,200   Zions Bancorporation             189,400
                                         -----------
                                           1,868,249
                                         -----------

            INDUSTRIAL - 7.57%
    2,000   General Electric Company         309,500
    6,500   Honeywell International, Inc.    374,969
    2,000   Pitney Bowes, Inc.                96,625
    3,000   United Parcel Service, Inc. -
             Class B                         207,000
                                         -----------
                                             988,094
                                         -----------

            MEDICAL DEVICES &
            SERVICES - 4.31%
   10,000   IMS Health Incorporated          271,875
    8,000   Medtronic, Inc.                  291,500
                                         -----------
                                             563,375
                                         -----------

            MEDIA & ENTERTAINMENT - 4.61%
    4,500   America Online, Inc. *           339,469
    5,500   Carnival Corporation             262,969
                                         -----------
                                             602,438
                                         -----------

            PHARMACEUTICALS - 7.26%
    6,000   Amgen, Inc. *                    360,375
    3,000   Eli Lilly and Company            199,500
    8,000   Pfizer, Inc.                     259,500
    3,000   Schering-Plough Corporation      126,562
                                         -----------
                                             945,937
                                         -----------

               See accompanying Notes to the Financial Statements

                                       3

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                                     BARRETT
--------------------------------------------------------------------------------
                                   GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1999
(UNAUDITED)

                                              MARKET
   SHARES                                      VALUE
---------                                   --------

            REAL ESTATE - 1.96%
    6,000   Equity Residential
             Properties Trust             $  256,125
                                         -----------

            RETAILING - 4.44%
    4,500   Dayton Hudson Corporation *      330,469
   12,000   Staples, Inc. *                  249,000
                                         -----------
                                             579,469
                                         -----------

            SOFTWARE - 13.60%
    7,000   Computer Associates
             International, Inc.             489,563
      100   FreeMarkets, Inc. *               34,131
    4,000   Microsoft Corporation *          467,000
    6,000   Oracle Corporation *             672,375
    4,000   Transaction Systems
             Architects, Inc. - Class A *    112,000
                                         -----------
                                           1,775,069
                                         -----------

            TELECOMMUNICATION & DATA
            NETWORK EQUIPMENT - 8.08%
    6,000   Cisco Systems, Inc. *            642,750
    3,500   Lucent Technologies, Inc.        261,844
    1,500   Sanmina Corporation *            149,812
                                         -----------
                                           1,054,406
                                         -----------
            TELECOMMUNICATION
            SERVICES - 5.89%
    7,500   MCI WorldCom, Inc. *             397,969
    7,500   Vodafone AirTouch Plc ADR        371,250
                                         -----------
                                            769,219
                                         -----------

            Total common stocks
            (Cost $9,684,492)             12,849,881
                                         ===========


PRINCIPAL                                     MARKET
   AMOUNT                                      VALUE
---------                                   --------

            U.S. TREASURY
            OBLIGATIONS - 0.19%
$   5,000   U.S. Treasury Note, 5.250%,
             due 01/31/2001              $    4,959
   20,000   U.S. Treasury Note, 5.375%,
             due 02/15/2001                  19,844
                                         ----------
            Total U.S. Treasury
             Obligations (Cost $25,879)      24,803
                                         ----------
            VARIABLE RATE
            DEMAND NOTES  # - 1.62%
$ 211,345   Firstar Bank, 6.240%         $  211,345
                                         ----------
            Total variable rate demand
             notes (Cost $211,345)          211,345
                                         ----------
            Total investments - 100.25%
             (Cost $9,921,716)           13,086,029
                                         ----------
            Liabilities in excess of
             other assets - (0.25%)         (33,233)
                                         ----------

            TOTAL NET ASSETS - 100.00%  $13,052,796
                                        ===========

*    Non-income producing security.

# Variable rate demand notes are considered short-term obligations and are payable on demand at the market value. The interest rates change periodically at specified dates. The rates shown are as of December 31, 1999.


               See accompanying Notes to the Financial Statements

                                        4

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                                     BARRETT
--------------------------------------------------------------------------------
                                   GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999
(UNAUDITED)

ASSETS:
   Investments in securities,
     at market value
     (cost: $9,921,716)                  $13,086,029
   Accrued dividends and interest              6,733
   Receivable from Adviser                    13,659
   Prepaid assets                             12,673
                                         -----------
   Total assets                           13,119,094
                                         -----------

LIABILITIES:
   Accrued expenses                           66,298
                                         -----------
   Total liabilities                          66,298
                                         -----------
   Net assets applicable to
     outstanding capital stock           $13,052,796
                                         ===========

NET ASSETS CONSIST OF:
   Capital stock                         $ 8,724,789
   Accumulated undistributed
     net investment loss                     (18,184)
   Accumulated undistributed
     net realized gain
     on investments                        1,181,878
   Unrealized appreciation
     on investments                        3,164,313
                                         -----------
   Total Net Assets                      $13,052,796
                                         ===========

Shares outstanding (unlimited
   shares of $0.001 par value
   authorized)                               975,368
                                         -----------

Net asset value, offering and
   redemption price per share            $     13.38
                                         ===========


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999
(UNAUDITED)

INVESTMENT INCOME:
   Dividend income (net of
     withholding tax of $355)           $    36,330
   Interest income                           12,459
                                        -----------
   Total investment income                   48,789
                                        -----------

EXPENSES:
   Investment advisory fee                   53,134
   Federal and state registration            18,443
   Professional fees                         17,848
   Shareholder servicing fees
     and expenses                            17,480
   Administration fees                       16,008
   Distribution expenses                     13,284
   Fund accounting fees                      12,880
   Reports to shareholders                    9,568
   Custody fees                               7,360
   Other expenses                             5,704
   Trustees fees and expenses                 1,656
                                        -----------
   Total expenses before
     Adviser reimbursement                  173,365
   Less fees and expenses
     reimbursed and waived
     by Adviser                            (106,392)
                                        -----------
   Net expenses                              66,973
                                        -----------
   Net investment loss                      (18,184)
                                        -----------

NET REALIZED AND
UNREALIZED GAIN (LOSS):
   Net realized gain (loss)
     on investments                         (20,519)
   Net change in unrealized
     appreciation on investments          2,397,092
                                        -----------
   Net realized and unrealized
     gains on investments                 2,376,573
                                        -----------

   Net increase in net assets
     resulting from operations          $ 2,358,389
                                        ===========


                 See accompanying Notes to Financial Statements

                                       5

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                                     BARRETT
--------------------------------------------------------------------------------
                                   GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                                        SIX MONTHS ENDED      DECEMBER 29, 1998*
                                                                       DECEMBER 31, 1999                 THROUGH
                                                                              (UNAUDITED)          JUNE 30, 1999
                                                                       -----------------      ------------------

OPERATIONS:
   Net investment loss                                                      $    (18,184)           $     (9,428)
   Net realized gain (loss) on investments                                       (20,519)              1,202,397
   Net change in unrealized appreciation on investments                        2,397,092                 767,221
                                                                            ------------            ------------
   Net increase in assets resulting from operations                            2,358,389               1,960,190
                                                                            ------------            ------------

CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                   1,308,642               7,729,359
   Cost of shares redeemed                                                      (365,979)                (37,805)
                                                                            ------------            ------------
   Net increase in net assets from capital share transactions                    942,663               7,691,554
                                                                            ------------            ------------


TOTAL INCREASE IN NET ASSETS                                                   3,301,052               9,651,744
                                                                            ------------            ------------

NET ASSETS:
   Beginning of period                                                      $  9,751,744            $    100,000
                                                                            ------------            ------------
   End of period                                                            $ 13,052,796            $  9,751,744
                                                                            ============            ============
 * Commencement of operations

                 See accompanying Notes to Financial Statements

                                        6

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                                     BARRETT
--------------------------------------------------------------------------------
                                   GROWTH FUND

FINANCIAL HIGHLIGHTS
Per share data for a share of capital stock                      SIX MONTHS ENDED        DECEMBER 29, 1998*
outstanding for the entire period and selected                  DECEMBER 31, 1999                  THROUGH
information for the period are as follows:                             (UNAUDITED)           JUNE 30, 1999
                                                                -----------------            -------------

NET ASSET VALUE

Beginning of period                                                     $   10.94                $   10.00
                                                                        ---------                ---------

OPERATIONS
   Net investment loss                                                      (0.01) 1                 (0.01) 1
   Net realized and unrealized gains
   on investments                                                            2.45                     0.95
                                                                        ---------                ---------
    Total from operations                                                    2.44                     0.94
                                                                        ---------                ---------

NET ASSET VALUE
    End of period                                                       $   13.38                $   10.94
                                                                        =========                =========


Total return                                                                22.30%                    9.40%
Net assets at end of period (000s omitted)                              $  13,053                $   9,752

RATIO OF EXPENSES TO
   AVERAGE NET ASSETS
     Before expense reimbursement                                            3.25% 2                  5.22% 2
     After expense reimbursement                                             1.25% 2                  1.44% 2

RATIO OF NET INVESTMENT LOSS
   TO AVERAGE NET ASSETS
     Before expense reimbursement                                          (2.34)% 2                (4.02)% 2
     After expense reimbursement                                           (0.34)% 2                (0.24)% 2

   Portfolio turnover rate                                                     25%                      30%

*    Commencement of operations.

1 Net investment income (loss) per share is calculated using the ending balance of undistributed net investment income prior to consideration of adjustments for permanent book to tax differences.

2    Annualized.


                 See accompanying Notes to Financial Statements

                                        7

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                                    BARRETT
--------------------------------------------------------------------------------
                                  GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (UNAUDITED)


1. ORGANIZATION
The Barrett Growth Fund (the "Fund") is a series of The Barrett Funds (the "Trust"), a business trust organized on September 29, 1998 in the state of Delaware and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company. The Barrett Growth Fund is currently the only series of the Trust. The Fund commenced operations on December 29, 1998. Barrett Associates Inc., serves as the investment adviser (the "Adviser") for the Fund and is responsible for managing the Fund's portfolio of securities.

2. SIGNIFICANT ACCOUNTING POLICIES
a) Organization and Prepaid Initial Registration Expenses Expenses incurred by the Trust in connection with the organization and the initial public offering of shares were expensed as incurred. These expenses were advanced by the Adviser, and the Adviser has agreed to voluntarily reimburse the Fund for these expenses, subject to potential recovery (see Note 3). Prepaid initial registration expenses are deferred and amortized over the period of benefit.

b) Investment Valuation
Portfolio securities listed on a securities exchange or on the NASDAQ National Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of the most recent quoted bid and ask prices. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, if that is earlier. Corporate bonds, U.S. government securities and money market instruments are valued at the close of the NYSE. The value of these securities used in computing the NAV of each class is determined as of such time. Variable rate demand notes are valued at amortized cost, which approximates market value.

c) Federal Income Taxes
The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes. Therefore, no federal income tax provision is required. Generally accepted accounting principles require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

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                                     BARRETT
--------------------------------------------------------------------------------
                                   GROWTH FUND

d) Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

e) Other
Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security.

3. AGREEMENTS
The Trust has an Investment Advisory Agreement (the "Agreement") with the Adviser, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund's average daily net assets.

For the period December 29, 1998 (commencement of operations) through March 31, 1999, the adviser agreed to voluntarily waive its management fee and/or reimburse the Fund's other expenses, including organizational expenses, to the extent necessary to ensure that the Fund's total operating expenses do not exceed 1.70% of average daily net assets.

Effective April 1, 1999, the Adviser has agreed to voluntarily waive its management fee and/or reimburse the Fund's other expenses to the extent necessary to ensure that the Fund's total operating expenses do not exceed 1.25% of its average daily net assets until June 30, 2000. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

4. DISTRIBUTION PLAN
The Trust, on behalf of the Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which provides that the Fund may reimburse the Fund's distributor or others at an annual rate of up to 0.25% of the average daily net assets attributable to its shares. Payments under the 12b-1 Plan shall be used to compensate or reimburse the Fund's distributor or others for services provided and expenses incurred in connection with the sale of shares and are tied to the amounts of actual expenses incurred.

5. INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments, by the Fund for the six months ended December 31, 1999 were as follows:

                                 PURCHASES                       SALES
                              -------------                 -------------
U.S. Government               $           0                 $           0
Other                         $   3,808,351                 $   2,585,941

At December 31, 1999, gross unrealized appreciation and depreciation of investments for tax purposes were are follows:
Appreciation                                             $4,118,380
(Depreciation)                                             (133,541)
                                                         ----------
Net unrealized appreciation on investments               $3,984,839
                                                         ==========

At December 31, 1999, the cost of investments for tax purposes was $9,101,190.

                                                  SIX MONTHS  DECEMBER 29, 1998
                                                       ENDED            THROUGH
6. SHARES OF BENEFICIAL INTEREST           DECEMBER 31, 1999      JUNE 30, 1999
                                           -----------------     --------------
Shares sold                                          116,513            885,202
Shares reinvested                                         --                 --
Shares redeemed                                      (32,689)            (3,658)
                                                  ----------         ----------
Net increase in shares                                83,824            881,544

Shares outstanding:
Beginning of period                                  891,544             10,000
                                                  ----------         ----------
End of period                                        975,368            891,544
                                                  ==========         ==========

--------------------------------------------------------------------------------
                               BARRETT GROWTH FUND
                                565 Fifth Avenue
                               New York, NY 10017
                                 (877) 363-6333



INVESTMENT ADVISER
BARRETT ASSOCIATES, INC.
565 Fifth Avenue
New York, NY 10017

DISTRIBUTOR
T.O. RICHARDSON SECURITIES, INC.
2 Bridgewater Road
Farmington, CT 06032

ADMINISTRATOR, FUND ACCOUNTANT
& TRANSFER AGENT
FIRSTAR MUTUAL FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
FIRSTAR BANK, N.A.
615 East Michigan Street
Milwaukee, WI 53202

LEGAL COUNSEL
STRADLEY, RONON, STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA 19103

AUDITORS
KPMG LLP
303 East Wacker Drive
Chicago, IL 60601


                           LOGO: BARRETT GROWTH FUND

                                                              Semi-Annual Report
--------------------------------------------------------------------------------
                                                               December 31, 1999